Issuance of Common Stock, Warrants and Convertible Preferred Stock - Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method (Details) (10K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Volatility	75.00%	75.00%
Risk-free interest rate	1.56%	1.17%
Expected term (in years)	6 years 11 months 15 days	3 years 4 months 17 days
Expected dividend yield	0.00%	0.00%
Warrant [Member]
Volatility	75.00%	75.00%
Risk-free interest rate	1.50%	1.03%
Expected term (in years)	3 years	3 years
Expected dividend yield	0.00%	0.00%
Fair value of common stock	$ 5.00	$ 5.04